DEPOSITS (Schedule of Maturities of Retail and Wholesale Savings Certificates) (Details) $ in Thousands	Jun. 30, 2018 USD ($)
Maturities of retail and wholesale savings certificates
Within one year	$ 27,812
Beyond one year but within two years	3,755
Beyond two years but within three years	1,459
Beyond three years but within four years	754
Beyond four years but within five years	176
Beyond five years	420
Total	$ 34,376